Stock Option and bonus plans (Details 2) - $ / shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Stock Option And Bonus Plans
Risk-free interest rate	0.00%	0.00%	0.00%
Expected dividend yield	0.00%	0.00%	0.00%
Volatility	0.00%	0.00%	0.00%
Fair value of options at grant date per share	$ 0.00	$ 0.00	$ 0.00